Dividends - Summary of dividends declared and paid (Details) $ / shares in Units, $ in Thousands													6 Months Ended		12 Months Ended
	Jun. 30, 2025 £ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	Mar. 31, 2025 £ / shares	Mar. 31, 2025 USD ($) $ / shares	Dec. 27, 2024 £ / shares	Dec. 27, 2024 USD ($) $ / shares	Sep. 27, 2024 £ / shares	Sep. 27, 2024 USD ($) $ / shares	Jun. 28, 2024 £ / shares	Jun. 28, 2024 USD ($) $ / shares	Mar. 28, 2024 £ / shares	Mar. 28, 2024 USD ($) $ / shares	Jun. 30, 2025 USD ($) shares	Jun. 30, 2024 USD ($) shares	Dec. 31, 2024 USD ($) shares	May 30, 2025 shares	Feb. 28, 2025 shares	Nov. 29, 2024 shares	Aug. 30, 2024 shares	May 24, 2024 shares	Mar. 01, 2024 shares	Dec. 31, 2023 shares
Dividends1 [Abstract]
Dividend per Share (in USD/GBP per share) | (per share)	£ 0.2125	$ 0.290	£ 0.2224	$ 0.290	£ 0.2279	$ 0.290	£ 0.2211	$ 0.290	£ 0.2283	$ 0.290	£ 0.6844	$ 0.875
Shares Outstanding (in shares)	77,767,783	77,767,783											77,767,783	46,857,055	50,649,844	78,174,894	59,149,844	50,642,261	49,005,036		47,221,488	47,556,462
Shares Outstanding (in shares)																				47,062,984
Gross Dividends Paid | $		$ 22,671		$ 17,153		$ 14,686		$ 14,211		$ 13,648		$ 41,319	$ 39,824	$ 54,967	$ 83,864